Performance Management - EIP Growth and Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time. All figures assume dividend reinvestment. The table also shows how the Fund’s Class I shares’ average annual total returns compare to those of one style specific index and to a broad-based securities market index. Past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available by calling the Fund’s transfer agent toll-free at 1-844-766-8694 or by visiting the Fund’s website at www.eipfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time. All figures assume dividend reinvestment.
Performance Additional Market Index [Text]	The table also shows how the Fund’s Class I shares’ average annual total returns compare to those of one style specific index and to a broad-based securities market index.
Bar Chart [Heading]	Calendar year total returns for Class I shares
Bar Chart Closing [Text Block]	During the period of time shown in the bar chart, the Fund’s highest quarterly return and lowest quarterly return was:

Best calendar quarter:	16.33%	Q1 2019

Worst calendar quarter:	-29.78%	Q1 2020

Highest Quarterly Return, Label [Optional Text]	Best calendar quarter:
Highest Quarterly Return	16.33%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst calendar quarter:
Lowest Quarterly Return	(29.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns for the Fund for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.
Performance Table Explanation after Tax Higher	In some cases, the “returns after taxes on distributions and sale of shares” may exceed “returns after taxes on distributions” due to an assumed benefit from any losses on sale of Fund Shares at the end of the measurement period.
Performance Table Footnotes	In some cases, the “returns after taxes on distributions and sale of shares” may exceed “returns after taxes on distributions” due to an assumed benefit from any losses on sale of Fund Shares at the end of the measurement period.
[2]Investor Class shares launched on October 18, 2016. Since this inception date, the return for the Investor Class is 7.97%.
[3]The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[4]The Alerian MLP Total Return Index is a composite of the most prominent MLPs calculated by Standard & Poor’s using a float adjusted market capitalization methodology on a total return-return basis.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for other classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.

Performance Availability Website Address [Text]	www.eipfunds.com
Performance Availability Phone [Text]	1-844-766-8694